Income Taxes (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Net operating loss carryforward	$ 5,343	$ 797,020
Operating loss carryforward description	expire in 2038
Valuation allowance of deferred tax assets	$ 1,122	$ 75,626
Parent Company [Member]
Income tax rate	3.00%	3.00%
Phoenix Plus International Limited [Member]
Income tax rate	16.50%	16.50%